Summary of Significant Accounting Policies (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Reclassification
Reclassification

In connection with finalizing the accounting for the Business Combination (see Note 4), the Company has reclassified cumulative preferred stock activity between accumulated deficit and additional paid-in capital on the Condensed Consolidated Balance Sheets in the amounts of $1,042 and $26,650 for the three months ended March 31, 2021 and the year ended December 31, 2020, respectively. Corresponding reclassifications have been made in the Condensed Consolidated Statements of Stockholders’ Equity.

Concentrations of Credit Risk
Concentrations of Credit Risk

The Company maintains its deposits of cash and cash equivalent balances, restricted cash and customer funds with high-credit quality financial institutions. The Company’s cash and cash equivalent balances, restricted cash and customer funds may exceed federally insured limits. The Company’s accounts receivable are reported in the accompanying Balance Sheets net of allowances for uncollectible accounts. The Company believes that the concentration of credit risk with respect to accounts receivable is limited due to the large number of companies and diverse industries comprising the customer base. On-going credit evaluations are performed, generally with a focus on new customers or customers with whom the Company has no prior collections history, and collateral is generally not required. The Company maintains reserves for potential losses based on customer specific situations as well as on historic experience and such losses, in the aggregate, have not exceeded management’s expectations. As of March 31, 2021 and December 31, 2020, and for the for the three months ended March 31, 2021 and 2020, there were no customers that individually accounted for 10% or greater of accounts receivable or total revenues, respectively.

Concentrations of Credit Risk

The Company maintains its deposits of cash and cash equivalent balances, restricted cash and customer funds with high-credit quality financial institutions. The Company’s cash and cash equivalent balances, restricted cash and customer funds may exceed federally insured limits.

The Company’s accounts receivable are reported in the accompanying Balance Sheets net of allowances for uncollectible accounts. The Company believes that the concentration of credit risk with respect to accounts receivable is limited due to the large number of companies and diverse industries comprising the customer base. On-going credit evaluations are performed, generally with a focus on new customers or customers with whom the Company has no prior collections history, and collateral is generally not required. The Company maintains reserves for potential losses based on customer specific situations as well as on historic experience and such losses, in the aggregate, have not exceeded management’s expectations. For the years ended December 31, 2020, 2019 and 2018, there were no customers that individually accounted for 10% or greater of revenues or accounts receivable.

Basis of Presentation
Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared using accounting principles generally accepted in the United States (“US GAAP”) and regulations of the SEC regarding interim financial reporting. Accordingly, certain information and note disclosures normally included in the financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. The accompanying condensed consolidated financial statements for periods ended prior to January 12, 2021 reflect Billtrust and its capital structure prior to the Business Combination, and do not reflect New Billtrust or SMMC.

The condensed consolidated balance sheet as of December 31, 2020, included herein, was derived from the audited financial statements as of that date, but does not include all disclosures including certain notes required by US GAAP on an annual reporting basis. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, comprehensive loss and cash flows for the interim periods, but are not necessarily indicative of the results to be expected for the full fiscal year or any other period.

Basis of Presentation

The preparation of the financial statements have been prepared using accounting principles generally accepted in the United States (“US GAAP”). The accompanying financial statements reflect Billtrust and its capital structure prior to the Business Combination, and do not reflect New Billtrust or SMMC.

Use of Estimates and Significant Judgements
Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates include, but are not limited to, revenue recognition, allowances for doubtful accounts, recoverability of deferred tax assets, determining the fair value associated with acquired assets and liabilities including deferred revenue, intangible asset and goodwill impairment, contingent consideration liabilities, stock based compensation and certain other of the Company’s accrued liabilities. The Company bases its estimates on historical experience, known trends, and other market specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates, as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Due to the COVID-19 global pandemic, the global economy and financial markets have been disrupted and there is a significant amount of uncertainty about the length and severity of the consequences caused by the pandemic. The Company has considered information available to it as of the date of issuance of these financial statements and has not experienced any significant impact to its estimates and assumptions as a result of the COVID-19 pandemic. On an ongoing basis, the Company will continue to closely monitor the COVID-19 impact on its estimates and assumptions.

Significant Judgements

The Company determines standalone selling price (“SSP”) for all material performance obligations using observable inputs, such as the price of subsequent years of the contract, standalone sales and historical contract pricing. Some customers have the option to purchase additional subscription or transaction services at a stated price. These options are evaluated on a case-by-case basis but generally do not provide a material right as they are priced within a range of prices provided to other customers for the same products and, as such, would not result in a separate performance obligation.

When the timing of revenue recognition differs from the timing of invoicing, i.e. Implementation services, the Company uses judgment to determine whether the contract includes a significant financing component requiring adjustment to the transaction price. Various factors are considered in this determination including the duration of the contract, payment terms, and other circumstances. Generally, the Company determined that contracts related to upfront Implement services do not include a significant financing component. The Company applies the practical expedient for instances where, at contract inception, the expected timing difference between when promised goods or services are transferred and associated payment will be one year or less.

Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates include, but are not limited to, revenue recognition, allowances for doubtful accounts, recoverability of deferred tax assets, determining the fair value associated with acquired assets and liabilities including deferred revenue, intangible asset and goodwill impairment, contingent consideration liabilities, stock based compensation and certain other of the Company’s accrued liabilities. The Company bases its estimates on historical experience, known trends, and other market specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates, as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Due to the COVID-19 global pandemic, the global economy and financial markets have been disrupted and there is a significant amount of uncertainty about the length and severity of the consequences caused by the pandemic. The Company has considered information available to it as of the date of issuance of these financial statements and has not experienced any significant impact to its estimates and assumptions as a result of the COVID-19 pandemic. On an ongoing basis, the Company will continue to closely monitor the COVID-19 impact on its estimates and assumptions.

Revenue Recognition
Revenue Recognition

The Company determines revenue recognition through the following five-step framework:

1.	Identification of the contract, or contracts, with a customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of revenue when, or as, the Company satisfies a performance obligation

The following is a description of principal activities from which the Company generates revenue, as well as a further breakdown of the components of subscription, transaction and services revenues for the three months ended March 31, 2021 and 2020:

	2021	2020
Subscription and transaction fees	$30,183	$23,125
Services and other	2,936	1,399
Subscription, transaction and services	$33,119	$24,524

Subscription and Transaction Fee Revenue

Subscription and transaction fee revenue is derived primarily from a hosted software as a service (SaaS) platform that enables billings and payment processing on behalf of customers. The Company’s services are billed on a subscription basis monthly, quarterly or annually. Transaction fees for certain services are billed monthly based on the volume of items processed each month at a contractual rate per item processed.

Hosted solutions are provided without licensing perpetual rights to the software. The hosted solutions are integral to the overall service arrangement and are billed as a subscription fee as part of the overall service agreement with the customer. Subscription fees from hosted solutions are recognized monthly over the customer agreement term beginning on the date the Company’s solution is made available to the customer.

Transaction revenue is recognized concurrent with processing of the related transactions by the Company, which is when revenue is earned. The customer simultaneously receives and consumes the benefits as the Company performs. Transaction fees include per-item processing fees charged at contracted rates based on the number of invoices delivered or payments processed.

Services

Fees associated with upfront services represent a material right under ASC 606 as customers do not incur such fees in subsequent contract terms, and therefore they are considered to be at a discount compared to the initial contract period. Any revenues related to upfront implementation services for new customers or new products for existing customers are recognized ratably over the estimated period of the customer relationship, which is estimated to be five years other than for customer relationships from acquisitions which range from two to four years. Amounts that have been invoiced are recorded in accounts receivable and deferred revenues or revenues, depending on when the services are fulfilled.

In addition to implementation fees, professional services fees also include consulting services provided to customers on a time and materials basis. Revenues from consulting services are recognized as the services are completed based on their standalone value, and costs associated with short term services contracts are deferred and recognized with the corresponding revenue when services are completed.

Sales tax and other

The Company accounts for sales and other related taxes, as well as expenses associated with interchange on credit card transactions from third party card issuers or financial institutions which are a pass through cost, on a net basis, excluding such amounts from revenue. For expenses associated with interchange transactions, the Company has determined that it is acting as an agent with respect to these payment authorization services, based on the following factors: (1) the Company has no discretion over which card issuing bank will be used to process a transaction and is unable to direct the activity of the merchant to another card issuing bank, and (2) interchange and card network rates are pre-established by the card issuers or financial institutions, and the Company has no latitude in determining these fees. Therefore, revenue allocated to the payment authorization performance obligation is presented net of interchange and card network fees paid to the card issuing banks and financial institutions, respectively, for all periods presented.

Deferred Revenue

Amounts billed to clients in excess of revenue earned are recorded as deferred revenue liability. Deferred revenue as of March 31, 2021 and December 31, 2020 relates primarily to implementation fees for new customers or new services, which are being recognized ratably over the estimated term of the customer relationship, which is generally five years for the Company’s core billing and payments and cash application services, and two to four years for other services related to acquisitions in 2018 and 2019; as well as fees received to store billing data and annual maintenance service agreements, which are both being recognized ratably over the term of the service period.

Deferred Commissions

Commissions are recorded when earned and are included as a component of sales and marketing expense. Commission costs can be associated specifically with subscription and professional services arrangements. Commissions earned by the Company’s sales personnel are considered incremental and recoverable costs of obtaining a contract with a customer. Commission costs are deferred and then amortized over a period of benefit of four to five years. The Company determined the period of benefit by taking into consideration its past experience with customers and the average customer life of acquired customers (four years, compared to five years for all remaining customers), future cash flows expected from customers, industry peers and other available information.

Commissions are earned by sales personnel upon the execution of the sales contract by the customer. Substantially all sales commissions are generally paid at one of three points: (i) upon execution of a customer contract, (ii) when a customer completes implementation and training processes or commences usage based volume, or (iii) after a period of time from three to twelve months thereafter. Commissions associated with subscription-based arrangements are typically earned when a customer order is received and when the customer is billed for the underlying contractual period. Commissions associated with professional services are typically earned in the month that services are rendered.

The Company capitalized commission costs of $712 and amortized $747 to sales and marketing expense in the accompanying statements of operations during the three months ended March 31, 2021, in addition to commissions which were expensed as incurred related to the achievement of quotas or other performance obligations. As of March 31, 2021 and December 31, 2020 the Company had approximately $2,490 and $2,431 of current deferred commissions for amounts expected to be recognized in the next 12 months, $5,139 and $5,233 of noncurrent deferred commissions for amounts expected to be recognized thereafter.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (FASB ASC Topic 606 or “ASC 606”), which supersedes the existing revenue recognition requirements under US GAAP and requires entities to recognize revenue when performance obligations have been satisfied by transferring control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. It also requires increased disclosures. In addition, ASU 2014-09 also includes subtopic ASC 340-40, Other Assets and Deferred Costs – Contracts with Customers, (“ASC 340-40”), which provides guidance on accounting for certain revenue related costs including costs associated with obtaining and fulfilling a contract, discussed further below.

On January 1, 2019, the Company adopted ASC 606 and ASC 340-40, applying the modified retrospective method to all contracts that were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. Upon adoption, the Company selected the cumulative effect transition method, which had no impact on revenues, but did impact commissions expenses as further described below in the Deferred Commissions section. The Company recorded a net increase to opening retained earnings of approximately $1,908 as of January 1, 2019 due to the cumulative impact of adopting ASC 340-40 and a corresponding increase to the amount of prepaid commissions on the balance sheet. There was not a material impact to revenues for the year ended December 31, 2019 as a result of adopting ASC 606.

The Company determines revenue recognition through the following five-step framework:

1.	Identification of the contract, or contracts, with a customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of revenue when, or as, the Company satisfies a performance obligation

The following is a description of principal activities from which the Company generates revenue, as well as a further breakdown of the components of subscription, transaction and services revenues for each year ended December 31:

	2020	2019	2018
Subscription and transaction fees	$99,609	$89,476	$74,725
Services and other	8,960	6,984	4,846
Subscription, transaction and services	$108,569	$96,460	$79,571

Subscription and Transaction Fee Revenue

Subscription and Transaction Fee revenue is derived primarily from a hosted software as a service (SaaS) platform that enables billings and payment processing on behalf of customers. The Company’s services are billed on a subscription basis monthly, quarterly or annually. Transaction fees for certain services are billed monthly based on the volume of items processed each month at a contractual rate per item processed.

Hosted solutions are provided without licensing perpetual rights to the software. The hosted solutions are integral to the overall service arrangement and are billed as a subscription fee as part of the overall service agreement with the customer. Subscription fees from hosted solutions are recognized monthly over the customer agreement term beginning on the date the Company’s solution is made available to the customer.

Transaction revenue is recognized concurrent with processing of the related transactions by the Company, which is when revenue is earned. The customer simultaneously receives and consumes the benefits as the Company performs. Transaction fees include per-item processing fees charged at contracted rates based on the number of invoices delivered or payments processed.

Services

Fees associated with upfront services represent a material right under ASC 606 as customers do not incur such fees in subsequent contract terms, and therefore they are considered to be at a discount compared to the initial contract period. Any revenues related to upfront implementation services for new customers or new products for existing customers are recognized ratably over the estimated period of the customer relationship, which is estimated to be five years other than for customer relationships from acquisitions which range from two to four years. Amounts that have been invoiced are recorded in accounts receivable and deferred revenues or revenues, depending on when the services are fulfilled.

In addition to implementation fees, professional services fees also include consulting services provided to customers on a time and materials basis. Revenues from consulting services are recognized as the services are completed based on their standalone value, and costs associated with short term services contracts are deferred and recognized with the corresponding revenue when services are completed. During 2019, the Company recognized other revenue of $1,200 related to a perpetual license granted to a customer for a one-time legacy software platform.

Reimbursable Costs
Reimbursable costs

The Company records reimbursable costs, consisting of postage on a gross basis, since the goods or services giving rise to the reimbursable costs do not transfer a good or service to the customer. Rather, the goods or services are used or consumed by the Company in fulfilling its performance obligation to the customer. Corresponding expenses are recorded on an accrual basis and the costs are allocated based on specific types of postage to customers, but cannot specifically identify each postage invoice to specific customers. Because the cost of such revenue is equal to the revenue, it does not impact loss from operations or net loss.

Reimbursable costs

The Company records reimbursable costs, consisting of postage, on a gross basis, since the goods or services giving rise to the reimbursable costs do not transfer a good or service to the customer. Rather, the goods or services are used or consumed by the Company in fulfilling its performance obligation to the customer. Corresponding expenses are recorded on an accrual basis and the costs are allocated based on specific types of postage to customers, but cannot specifically identify each postage invoice to specific customers. Because the cost of such revenue is equal to the revenue, it does not impact loss from operations or net loss.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The carrying value of these instruments approximates their fair value. At March 31, 2021 and December 31, 2020, the Company’s cash equivalents consisted primarily of money market funds.

Short term investments
Short-term investments

The Company’s investments at March 31, 2021 consist of certificates of deposit with a financial institution, with a maturity date of twenty four months or less at the time of purchase. Management determines the appropriate classification of investments at the time of purchase and re-evaluates such designation as of each balance sheet date. Investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for amortization of premiums and accretion of discounts to maturity, with related amortization is included in interest income, although no such amounts were held for the period ended March 31, 2021. Interest on securities classified as held-to-maturity is included in interest income.

Investments are impaired when a decline in fair value is judged to be other-than-temporary. The Company evaluates an investment for impairment by considering the length of time and extent to which market value has been less than cost or amortized cost, the financial condition and near-term prospects of the issuer as well as specific events or circumstances that may influence the operations of the issuer and the Company’s intent to sell the security or the likelihood that it will be required to sell the security before recovery of the entire amortized cost. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other income (expense) and a new costs basis in the investment is established.

The Company uses the specific identification method to determine the cost basis of securities sold. The carrying value of these instruments approximates their fair value.

Customer Funds and Customer Postage Deposits
Customer Funds

In connection with providing electronic invoice presentment and payment facilitation services for its customers, the Company may receive client funds via Automated Clearing House (“ACH”) payment to the Company’s cash accounts at its contracted financial institution. The contractual agreements with the Company’s customers stipulate a period of up to three days for processing ACH returns and obligate the customer to reimburse the Company for returned payments. Timing differences in customer deposits into and disbursements from the Company’s separate cash account results in a balance of funds to be remitted to customers, which is reflected as customer funds payable in the accompanying Balance Sheets.

Customer Postage Deposits

The Company requires its customers to maintain a minimum level of postage deposits on account. Customer postage deposits are presented as a liability in the accompanying Balance Sheets and generally do not change unless customer postage usage significantly changes, new customers are added, or existing customers cancel services.

Accrued Expenses and Other
Accrued Expenses and Other

Accrued expenses includes items such as vendor invoices which have not been received as well as other payroll, bonus and related items, which are expected to be paid in the subsequent twelve months.

Offering Costs
Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1. Offering costs of $2,845 were accrued and deferred as of December 31, 2020 and consisted principally of professional, printing, filing, regulatory and other costs that were charged to additional paid-in capital upon completion of the business combination.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

Accounting pronouncements issued and adopted

 In November 2019, the Financial Accounting Standards Board (“FASB”) Issued ASU 2019-08, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which requires share-based payment awards granted to a customer to be measured and classified in accordance with Topic 718. Accordingly, the amount that will be recorded as a reduction in the transaction price should be based on the grant-date fair value of the share-based payment award. As an emerging growth company, ASU 2019-08 may be adopted by the Company effective in fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020; however, early adoption is permitted. This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The new guidance was adopted by the Company effective January 1, 2021 and did not have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)” to simplify the accounting for convertible instruments by eliminating large sections of the existing guidance and eliminating several triggers for derivative accounting, including a requirement to settle certain contracts by delivering registered shares. This update is effective for fiscal years beginning after December 15, 2021, including interim periods within those years, and early adoption is permitted for years beginning after December 15, 2020. The new guidance was adopted by the Company effective January 1, 2021 and did not impact its consolidated financial statements.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (“Topic 842”) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right-of-use assets for all leases with lease terms greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05, issued by FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year, thus the Company expects to adopt this guidance for the annual reporting period beginning January 1, 2022, and interim reporting periods within annual reporting period beginning January 1, 2023, and will require application of the new accounting guidance at the beginning of the earliest comparative period presented in the year of adoption, although it may be required to adopt this guidance effective for the year ended December 31, 2020. The Company is in the process of evaluating the impact that the pronouncement will have on its consolidated financial statements.

In June 2016, FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. As per the latest ASU 2020-02, FASB deferred the timelines for certain small public and private entities, thus the new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of the adoption of ASU 2016-13 on the its consolidated financial statements and disclosures.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” which simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test and requires an entity to write down the carrying value of goodwill up to the amount by which the carrying amount of a reporting unit exceeds its fair value. The standard is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years and early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

 In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract,” which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the pronouncement will have on its consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” The ASU is intended to simplify various aspects related to accounting for income taxes. The Company is expecting to adopt the guidance from annual periods beginning after December 15, 2021 and interim period beginning December 15, 2022. The Company is currently evaluating the impact that the pronouncement will have on its consolidated financial statements.

Recent Accounting Pronouncements

Accounting pronouncements issued and adopted

On January 1, 2020, the Company adopted ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”). ASU 2016-18 amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The new standard requires cash and cash equivalents balances on the statement of cash flows to include restricted cash and cash equivalent balances. ASU 2016-18 requires a company to provide appropriate disclosures about its accounting policies pertaining to restricted cash in accordance with GAAP. Additionally, changes in restricted cash and restricted cash equivalents that results from transfers between cash, cash equivalents, and restricted cash and restricted cash equivalents are not to be presented as cash flow activities in the statement of cash flows. The adoption of ASU 2016-18 did not have a material impact on the Company’s financial position, results of operations, cash flows, or disclosures. However, subsequent to the adoption of ASU 2016-18, in connection with our Financing Agreement (Note 8), a cash amount of $3,277 was pledged as security for our outstanding letters of credit and classified as restricted cash in the accompanying December 31, 2020 balance sheet and included in the ending cash, cash equivalents and restricted cash in the statement of cash flows for the twelve months ended December 31, 2020.

In June 2018, the FASB issued ASU 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The amendments in this update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The new guidance was effective for the Company beginning January 1, 2020 and was not material to the financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820)”, which modifies, removes and adds certain disclosure requirements on fair value measurements. The new guidance was effective for the Company on January 1, 2020 and was not material to the financial statements.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (“Topic 842”) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right-of-use assets for all leases with lease terms greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05, issued by FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year, thus the Company expects to adopt this guidance for the annual reporting period beginning January 1, 2022, and interim reporting periods within annual reporting period beginning January 1, 2023, and will require application of the new accounting guidance at the beginning of the earliest comparative period presented in the year of adoption, although it may be required to adopt this guidance effective for the year ended December 31, 2021. The Company is in the process of evaluating the impact that the pronouncement will have on the financial statements.

In June 2016, FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. As per the latest ASU 2020-02, FASB deferred the timelines for certain small public and private entities, thus the new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of the adoption of ASU 2016-13 on the financial statements.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” which simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test and requires an entity to write down the carrying value of goodwill up to the amount by which the carrying amount of a reporting unit exceeds its fair value. The standard is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years and early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of this standard on the financial statements.

In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract,” which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.

In November 2019, the FASB Issued ASU 2019-08, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which requires share-based payment awards granted to a customer to be measured and classified in accordance with Topic 718. Accordingly, the amount that will be recorded as a reduction in the transaction price should be based on the grant-date fair value of the share-based payment award. As an emerging growth company, ASU 2019-08 may be adopted by the Company effective in fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020; however, early adoption is permitted. This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.

In December 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” The ASU is intended to simplify various aspects related to accounting for income taxes. The Company is expecting to adopt the guidance from annual periods beginning after December 15, 2021 and interim period beginning December 15, 2022. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)” to simplify the accounting for convertible instruments by eliminating large sections of the existing guidance and eliminating several triggers for derivative accounting, including a requirement to settle certain contracts by delivering registered shares. This update is effective for fiscal years beginning after December 15, 2021, including interim periods within those years, and early adoption is permitted for years beginning after December 15, 2020. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.